UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2009 – November 30, 2010

Item 1: Reports to Shareholders

Vanguard Pennsylvania Tax-Exempt
Funds Annual Report

November 30, 2010

Vanguard Pennsylvania Tax-Exempt Money Market Fund
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

> After generating exceptional results a year ago, tax-exempt municipal bonds generally posted low- to mid-single-digit returns for the 2010 fiscal year. Money market fund returns continued to hover near zero.

> For the 12 months ended November 30, 2010, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.12%, a record low that was still ahead of the zero average return of its state peer group.

> Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 4.28% for Investor Shares and 4.36% for Admiral Shares.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
Pennsylvania Tax-Exempt Money Market Fund.	12
Pennsylvania Long-Term Tax-Exempt Fund.	29
About Your Fund’s Expenses.	59
Glossary.	61

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2010
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	0.15%	0.24%	0.12%	0.00%	0.12%
Pennsylvania Tax-Exempt Money Market
Funds Average					0.00

Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	3.27%	5.19%	4.10%	0.18%	4.28%
Admiral™ Shares	3.35	5.32	4.18	0.18	4.36
Barclays Capital 10 Year Municipal Bond Index					5.51
Pennsylvania Municipal Debt Funds Average					4.49

Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2009 , Through November 30, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard Pennsylvania Long-Term Tax-Exempt
Fund
Investor Shares	$10.97	$10.99	$0.446	$0.000
Admiral Shares	10.97	10.99	0.455	0.000

Chairman’s Letter

Dear Shareholder,

Traditionally, municipal bonds have been seen as the investment equivalent of your grandfather’s sedan—staid, but generally safe and reliable. After staging an impressive recovery a year ago, munis were indeed fairly steady in fiscal 2010—until a late-summer rally, which was followed by a sharp reversal. November was the most volatile month in the municipals market since the financial crisis erupted in the fall of 2008.

Still, despite a decline of almost 2% in November, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned more than 4% for the 12 months ended November 30. Almost all of the fund’s return came from income rather than capital appreciation. Because of its high-quality orientation, the fund lagged the average return of Pennsylvania peer funds, which benefited from the market’s sizable appetite for risk during much of 2010. On November 30, the fund’s 30-day SEC yield for Investor Shares was 3.27%, down modestly from a year earlier.

Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.12%, its lowest fiscal-year return ever. With short-term interest rates anchored near zero for almost two years by Federal Reserve policy, the fund’s ending yield was 0.15%, about the same as a year ago.

On a taxable-equivalent basis, each fund’s yield was higher, as shown on page 1. Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Also, please note that as part of our ongoing efforts to lower the cost of investing for all of our clients, we have broadened the availability of our lower-cost Admiral Shares, reducing the Admiral minimums for most of our actively managed funds from $100,000 to $50,000.

Bonds produced good returns amid fiscal and monetary drama
Although global stock markets produced superior returns, bond markets provided the more dramatic setting in the past year. The yield of the 10-year U.S. Treasury note declined sharply as a variety of forces—including Europe’s sovereign debt crisis and anticipation that the Federal Reserve would begin a new round of Treasury buying—drove investors into low-yielding government bonds.

The municipal bond market contended with somewhat sensational headlines about the strains on state and municipal budgets, as well as changes in the composition of the bond supply resulting

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2010
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.02%	6.39%	6.23%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	4.76	4.86	4.67
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.79	2.36

Stocks
Russell 1000 Index (Large-caps)	11.48%	-4.66%	1.30%
Russell 2000 Index (Small-caps)	26.98	-0.37	2.79
Dow Jones U.S. Total Stock Market Index	13.39	-3.88	1.84
MSCI All Country World Index ex USA (International)	5.69	-7.41	4.69

CPI
Consumer Price Index	1.14%	1.35%	2.06%

largely from the fast-growing issuance of Build America Bonds (BABs). The broad U.S. bond market returned about 6% for the full year, while the tax-exempt municipal market returned almost 5%.

As bond prices rise and yields decline, the opportunity for continued strength in the bond market diminishes. Near the end of the period, prices retreated in both the taxable and tax-exempt markets.

Periods of strength and weakness added up to solid stock market returns
Stock prices followed a tortuous path to solid 12-month gains. Strength at the start of the year was followed by a summer of weakness and then an autumn revival.

The broad U.S. stock market returned more than 13% for the period. Non-U.S. markets had a more modest return approaching 6%, restrained by the fiscal and political dramas in Europe and the dollar’s gains relative to the euro.

A volatile second half crimped full-year returns
It was an uneventful year for money market funds. Their rock-bottom interest rates kept investors generally focused on the higher yields available on longer-term securities. Helped by its low expense ratio, Vanguard Pennsylvania Tax-Exempt Money Market Fund stayed a step ahead of its peer group, whose average return was zero.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money
Market Fund	0.17%	—	0.63%
Pennsylvania Long-Term Tax-Exempt
Fund	0.20	0.12%	1.14

The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the funds’ expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund, 0.17%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Pennsylvania Tax-Exempt Money Market Funds; for the Pennsylvania Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds.

In contrast, the municipal bond market encountered some turbulence in the second half of the year. After a relatively stable first half, prices rallied in July and then again in August—thanks in part to a relatively light supply of new tax-exempt bonds, the possibility of higher federal income tax rates after 2010, and slow economic growth (which kept a lid on interest rates). In late August, yields fell to three-decade lows across many maturities in the broad municipal market.

November saw a dramatic turn, driven in part by the potential implications of election results and the Fed’s second round of Treasury bond purchases, and some (briefly) encouraging jobs reports pointing to a stronger economy and possibly higher interest rates. As Treasury yields rose, tax-exempt bond yields also climbed—and prices fell. In November, the tax-exempt yields of several maturities of AAA-rated general-obligation bonds rose above those of comparable-term taxable Treasuries—an atypical relationship last seen in spring 2009.

Total Returns
Ten Years Ended November 30, 2010

Average
Annual Return
Pennsylvania Tax-Exempt Money Market Fund	1.83%
Pennsylvania Tax-Exempt Money Market Funds Average	1.45
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	4.88%
Barclays Capital 10 Year Municipal Bond Index	5.57
Pennsylvania Municipal Debt Funds Average	4.25
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Fiscal strains posed challenges; BABs helped ease the pain
The muni market’s ups and downs took place against a backdrop of fiscal challenges.

Even as state revenue collections—including Pennsylvania’s—began to improve after the worst financial setbacks since the Great Depression, the budget gaps faced by many states and municipalities remained sobering. Still, for the first time in eight years, Pennsylvania lawmakers met the deadline for passing the new fiscal-year budget. And the Commonwealth’s unemployment rate has remained below the national average, although it did climb above 9%—not a record, but the highest level since the 1980s.

Across the nation, states and local authorities are grappling with how to pay for public-sector workers’ post-employment benefits such as pensions and retiree health care. In late November, Pennsylvania’s outgoing governor signed a pension reform bill that includes longer vesting periods and delayed retirement ages for state workers.

The fiscal crunch has been tempered somewhat by the generous federal interest rate subsidies available through the taxable Build America Bonds program, which has its roots in the difficulties faced by state and local borrowers during the nation’s financial crisis. (Your funds do not hold these bonds because they are taxable.) More than $165 billion of BABs have been issued nationwide since the program was introduced in early 2009 as part of the federal stimulus package. BABs have affected your portfolio because they have slowed the issuance of new tax-exempt bonds: In calendar year 2010 through November, tax-exempt supply fell to its lowest level in about a decade. This shortage, especially in bonds of longer maturities, led investors to bid up tax-exempt prices (at least, until November).

Although issuers in Pennsylvania have not been among the heaviest users of BABs, they were part of the November-December stampede of borrowers seeking to take advantage of the expiring interest rate subsidy. [Congress allowed the BABs program to expire as scheduled on December 31. With borrowers rushing to beat the deadline, taxable municipal bond issuance nationwide during December appeared on target to exceed tax-exempt issuance for the first month ever.]

For more information on the funds’ positioning and performance during the past year, please see the Advisor’s Report following this letter.

A conservative approach has proven its worth
Over the years, the funds’ advisor, Vanguard Fixed Income Group, has focused on high-quality tax-exempt securities. This approach, along with disciplined portfolio management and low costs, has rewarded shareholders. For the ten years ended November 30, 2010, the average annual returns of the Pennsylvania Tax-Exempt Funds exceeded the funds’ peer averages by margins considered significant in the world of fixed income investing.

Shareholders have also benefited from the advisor’s stringent credit analysis, a Vanguard hallmark. As fiscal fortunes have diverged, it has become harder for individual investors to evaluate the credit-worthiness of a wide range of municipal borrowers. Because there are no remaining AAA-rated insurance companies, investors can’t look to guarantees to provide assurance. In addition, a nationwide “recalibration” of municipal bond ratings by two major credit-rating agencies has blurred some of the distinctions among issuers. These factors underscore the importance of the objective insights of Vanguard’s experienced team of credit analysts, who work closely with our portfolio managers and traders.

A word about Harrisburg: The Pennsylvania Tax-Exempt Funds did not hold any City of Harrisburg bonds during the last 12 months (and have not owned any for several years). The city’s much-publicized woes—including a near-default on a general-obligation bond and unresolved issues concerning debt service on a problem-plagued incinerator project—are generally viewed as having roots in decisions made before the recession, but they may also be emblematic of the problems confronting cities around the country. Keep in mind, however, that the default rate on municipal bonds has historically been low. And we’re confident that muni issuers can do what’s necessary to make ends meet, as they have in the past.

Diversification and credit analysis aren’t likely to go out of style
Because twists and turns in the bond markets are often as unpredictable as those in the stock markets, we encourage you to diversify your bond holdings, consistent with the investment objectives and principles you consider in managing all of your assets. And always keep in mind the importance of skilled credit analysis. The Vanguard Pennsylvania Tax-Exempt Funds can help—by offering you low-cost, diversified portfolios of Pennsylvania securities that meet the high standards of our credit analysts.

Many investors are concerned about what may happen to their bond portfolios if interest rates rise. Conventional wisdom might suggest reallocating some of those assets into shorter-maturity bond funds, which are often thought to be less sensitive to changes in interest rates. Recent Vanguard research, however, underscores the benefits of maintaining a broadly diversified fixed income portfolio regardless of the future direction of interest rates. In fact, our research suggests that greater uncertainty about the outlook for economic growth, the deficit, inflation, and interest rates supports more fixed income diversification, not less.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 13, 2010

Advisor’s Report

For the fiscal year ended November 30, 2010, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.12%, ahead of the zero average return of its peer group. The Pennsylvania Long-Term Tax-Exempt Fund returned 4.28% for Investor Shares and 4.36% for Admiral Shares, trailing the 4.49% average return of competing Pennsylvania funds and the 5.51% return of its diversified Barclays Capital index benchmark.

The investment environment
A look at changes in tax-exempt yields for the fiscal year as a whole—shown in the table below—does not do justice to the unusual degree of volatility that the municipal bond market experienced as the year drew to a close.

Until November, the period was characterized by a general slide in yields across the maturity curve, but for different reasons. The Federal Reserve kept interest rates—and, in effect, the returns on money market funds—near zero throughout the year. Scrambling for higher yields, investors turned to intermediate-term municipals, pushing up their prices and pushing down their yields. (As you know, bond prices and yields are inversely related.)

Among the longest-term tax-exempt bonds, demand clashed with a shortage of supply as states and local governments took advantage of federal subsidies to issue taxable municipal bonds, known as Build America Bonds (BABs). In Pennsylvania, about 17% of the approximately $19 billion

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)

	November 30,	November 30,
Maturity	2009	2010
2 years	0.61%	0.60%
5 years	1.50	1.36
10 years	2.78	2.79
30 years	4.28	4.28
Source: Vanguard.

in bonds issued by state and local governments during the fiscal year were BABs. The temporary BABs program, designed to help fiscally stressed states and municipalities reduce debt financing costs, came into existence because of the early-2009 federal stimulus program and was designed to expire on December 31, 2010. Another December 31 deadline—the scheduled expiration of federal tax breaks—spurred demand for tax-exempt securities as uncertainty persisted about what Congress might do. [The BABs program ended on schedule, while the reduced tax rates were extended for two years.]

In August and September, municipal yields reached historical lows. In the final month of the fiscal year, however, the slide in yields (money market funds excepted) abruptly reversed, erasing all or much of the decline, depending on maturity, of the preceding 11 months. November turned out to be the most volatile month for municipal bonds since the height of the financial crisis in the fall of 2008. A new mix of factors led to a sell-off, with many investors moving assets from municipal bond funds to alternatives such as tax-exempt money market funds, despite their scant yields. The volatility and fund outflows continued in December.

November opened with the midterm elections, the results of which led many investors to expect that federal tax cuts would be extended. Immediately afterward, the Federal Reserve announced its widely anticipated program to purchase huge quantities of Treasury bonds, an action intended to stimulate the economy by lowering long-term interest rates. Nonetheless, Treasury yields rose in response to economic data that suggested that inflation might be on the horizon. Muni yields followed.

Further upward pressure on yields in November came from expectations of swelling new-issue supply and sales of bonds by mutual funds that needed to raise cash for redemptions. (The Vanguard municipal bond funds have had adequate reserves to meet redemptions.) As of November 30, the yields of longer-term, tax-exempt bonds had risen above those of taxable Treasuries, in an inversion of the typical pattern.

Management of the funds
The turbulence that characterized the municipal bond market as the fiscal year ended did not reflect a material change in the credit fundamentals of bond issuers. State and local governments remain under great fiscal stress, of course, although the recession technically ended in June 2009. As in previous economic recoveries, the municipal sector tends to lag the general economy because time is needed for higher personal and business income to flow through the tax system. The road to improvement is likely to be longer than usual because of the depth of the recent recession, the worst since the Great Depression.

For this and other reasons, investors are understandably concerned about the health of muni-bond issuers and their ability to make principal and interest payments on time. That is why close monitoring of the financial condition of state and local governments has always been a crucial component of our investment activities. Vanguard’s highly experienced credit analysts review each potential addition to our portfolios and reject those that don’t pass our rigorous evaluation process.

In view of the uncertainties surrounding the pace of the economic recovery, we held the Pennsylvania Long-Term Tax-Exempt Fund at a neutral average weighted duration compared with its benchmark index. As a consequence, interest rate positioning had no significant impact on the fund’s performance during this fiscal year.

Outlook
We expect to see more headlines citing the plight of state and local governments, and more comparisons between the states and European nations facing fiscal stress. We are confident, however, that states and municipalities will make the tough and unpleasant decisions about tax and service levels necessary to balance their budgets in the short term and address longer-term challenges, such as adequately funding retiree benefits. It’s a process that likely won’t be smooth in the give-and-take of the political arena.

The expiration of the BABs program would imply more tax-exempt issuance in 2011, especially in the long-term portion of the municipal market. If this happens, the additional supply could produce lower prices and higher yields at the long end of the yield curve.

Pamela Wisehaupt Tynan, Principal, Portfolio Manager

Marlin G. Brown, Portfolio Manager

Christopher W. Alwine, CFA, Principal, Head of Municipal Money Market and Bond Groups

Vanguard Fixed Income Group

December 22, 2010

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2010

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.15%
Average Weighted
Maturity	20 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratio was 0.17%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pennsylvania Tax-Exempt Money
Market Fund	0.12%	1.99%	1.83%	$11,986
Pennsylvania Tax-Exempt Money
Market Funds Average	0.00	1.62	1.45	11,546

Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010
		PA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2001	2.89%	2.53%
2002	1.32	0.98
2003	0.91	0.56
2004	1.05	0.60
2005	2.19	1.72
2006	3.31	2.85
2007	3.64	3.14
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
7-day SEC yield (11/30/2010): 0.15%
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.12%	2.07%	1.90%

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at vanguard.com.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Pennsylvania (97.2%)
1 Abington PA School District GO TOB VRDO	0.290%	12/7/10 LOC	14,920	14,920
Allegheny County PA GO VRDO	0.290%	12/7/10 LOC	14,455	14,455
Allegheny County PA GO VRDO	0.290%	12/7/10 LOC	37,295	37,295
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University) VRDO	0.280%	12/1/10	101,420	101,420
Allegheny County PA Higher Education
Building Authority University Revenue
(Point Park University) VRDO	0.280%	12/7/10 LOC	15,300	15,300
1 Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)
TOB VRDO	0.300%	12/7/10	106,795	106,795
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) VRDO	0.220%	12/7/10 LOC	34,600	34,600
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) PUT	0.700%	7/1/11	14,500	14,500
Beaver County PA Industrial Development
Authority Environmental Improvement Revenue
(BASF Corp. Project) VRDO	0.450%	12/7/10	8,300	8,300
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project)
VRDO	0.300%	12/1/10 LOC	4,300	4,300
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project)
VRDO	0.280%	12/7/10 LOC	60,500	60,500
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project)
VRDO	0.300%	12/7/10 LOC	53,900	53,900

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.300%	12/7/10 LOC	10,000	10,000
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Pennsylvania Electric Co. Project) VRDO	0.370%	12/7/10 LOC	9,000	9,000
Berks County PA Industrial Development
Authority Revenue (Kutztown University) VRDO	0.300%	12/7/10 LOC	13,555	13,555
Berks County PA Municipal Authority Revenue
(Albright College Project) VRDO	0.300%	12/7/10 LOC	25,500	25,500
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
PUT	0.500%	1/13/11	10,650	10,650
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.310%	12/7/10	98,990	98,990
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.310%	12/7/10	9,750	9,750
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
VRDO	0.300%	12/7/10	24,300	24,300
1 Bethlehem PA Area School District
GO TOB VRDO	0.300%	12/7/10 LOC	6,995	6,995
Bucks County PA Industrial Development
Authority Hospital Revenue
(Grand View Hospital) VRDO	0.250%	12/7/10 LOC	40,935	40,935
Butler County PA General Authority Revenue
(Hampton Township School District Project)
VRDO	0.350%	12/7/10 (4)	20,910	20,910
Butler County PA General Authority Revenue
(Hampton Township School District Project)
VRDO	0.350%	12/7/10 (4)	6,975	6,975
Cambria County PA Industrial Development
Authority Revenue (American National Red Cross)
VRDO	0.310%	12/7/10 LOC	15,045	15,045
Chambersburg PA Authority Revenue
(Wilson College Project) VRDO	0.410%	12/7/10 LOC	31,180	31,180
Chester County PA Industrial Development
Authority Revenue (Archdiocese of Philadelphia)
VRDO	0.290%	12/1/10 LOC	3,950	3,950
1 Chester County PA Industrial Development
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.350%	12/7/10 (13)	15,935	15,935
Dallastown PA Area School District GO VRDO	0.320%	12/7/10 (4)	6,700	6,700
Dauphin County PA General Authority
Hospital Revenue (Reading Hospital &
Medical Center Project) VRDO	0.270%	12/7/10	6,205	6,205
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated Group)
VRDO	0.300%	12/7/10 LOC	10,855	10,855
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.300%	12/7/10	29,545	29,545

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.240%	12/1/10	5,700	5,700
Delaware County PA Industrial Development
Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.250%	12/7/10	3,995	3,995
Delaware County PA Industrial Development
Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.250%	12/7/10	32,100	32,100
Delaware County PA Industrial Development
Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.250%	12/7/10	11,630	11,630
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.350%	12/7/10 (13)	4,000	4,000
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery) VRDO	0.250%	12/7/10	7,555	7,555
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery) VRDO	0.250%	12/7/10	17,250	17,250
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.360%	12/7/10	21,675	21,675
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.360%	12/7/10	17,000	17,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.360%	12/7/10	14,900	14,900
Delaware River Port Authority
Pennsylvania & New Jersey Revenue VRDO	0.250%	12/7/10 LOC	16,685	16,685
Delaware River Port Authority
Pennsylvania & New Jersey Revenue VRDO	0.290%	12/7/10 LOC	15,000	15,000
1 Downingtown PA Area School District
GO TOB VRDO	0.300%	12/7/10	8,800	8,800
Emmaus PA General Authority Revenue VRDO	0.280%	12/7/10 LOC	4,800	4,800
Emmaus PA General Authority Revenue VRDO	0.280%	12/7/10 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.280%	12/7/10 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.280%	12/7/10 LOC	13,600	13,600
Emmaus PA General Authority Revenue VRDO	0.280%	12/7/10 LOC	5,485	5,485
Emmaus PA General Authority Revenue VRDO	0.280%	12/7/10 LOC	4,300	4,300
Emmaus PA General Authority Revenue VRDO	0.280%	12/7/10 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.280%	12/7/10 LOC	4,000	4,000
Emmaus PA General Authority Revenue VRDO	0.300%	12/7/10 LOC	90,700	90,700
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation) VRDO	0.280%	12/1/10 LOC	8,010	8,010
Fayette County PA Hospital Authority Revenue
(Fayette Regional Health System) VRDO	0.260%	12/7/10 LOC	14,500	14,500
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.250%	12/1/10	17,900	17,900
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.250%	12/1/10	2,500	2,500

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.300%	12/1/10	8,000	8,000
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.270%	12/1/10	5,015	5,015
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.300%	12/7/10	5,225	5,225
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.300%	12/7/10	11,250	11,250
Haverford Township PA School District GO VRDO	0.300%	12/7/10 LOC	5,000	5,000
Lancaster County PA
Convention Center Authority Revenue
(Hotel Room Rental Tax) VRDO	0.300%	12/7/10 LOC	39,670	39,670
Lancaster County PA
Convention Center Authority Revenue
(Hotel Room Rental Tax) VRDO	0.300%	12/7/10 LOC	1,500	1,500
Lancaster County PA
Hospital Authority Health System Revenue
(Lancaster General Hospital) VRDO	0.340%	12/1/10 LOC	3,500	3,500
Lancaster County PA
Hospital Authority Revenue
(Masonic Homes Project) VRDO	0.280%	12/1/10 LOC	2,400	2,400
1 Lancaster County PA
Hospital Authority Revenue
(Masonic Homes) VRDO	0.300%	12/7/10 LOC	4,820	4,820
Lehigh County PA
General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) VRDO	0.280%	12/1/10 (12)	3,400	3,400
Lehigh County PA
General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) VRDO	0.300%	12/1/10 LOC	1,000	1,000
Lehigh County PA
General Purpose Hospital Authority Revenue
(Muhlenberg College) VRDO	0.320%	12/7/10 LOC	28,755	28,755
Lower Merion PA School District GO VRDO	0.270%	12/7/10 LOC	11,960	11,960
Lower Merion PA School District GO VRDO	0.270%	12/7/10 LOC	6,500	6,500
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB VRDO	0.360%	12/7/10 (13)	5,000	5,000
Manheim Township PA School District GO VRDO	0.310%	12/7/10 (4)	11,845	11,845
Montgomery County PA
Industrial Development Authority Revenue
(Friends’ Central School Project) VRDO	0.300%	12/7/10 LOC	2,615	2,615
1 Montgomery County PA
Industrial Development Authority Revenue
(New Regional Medical Center Project)
TOB VRDO	0.310%	12/7/10	11,850	11,850
Montgomery County PA
Industrial Development Authority Revenue
(The Shipley School) VRDO	0.300%	12/7/10 LOC	14,500	14,500
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.300%	12/7/10 LOC	29,270	29,270

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Northampton County PA
General Purpose Authority University Revenue
(Lafayette College) TOB PUT	0.450%	12/9/10	17,605	17,605
Northampton County PA
General Purpose Authority University Revenue
(Lafayette College) VRDO	0.300%	12/7/10	2,200	2,200
1 Northampton County PA
General Purpose Authority University Revenue
(Lehigh University) TOB VRDO	0.290%	12/7/10 LOC	21,370	21,370
Northampton County PA
General Purpose Authority University Revenue
(Lehigh University) VRDO	0.280%	12/7/10	6,200	6,200
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.550%	12/7/10 LOC	25,000	25,000
1 Pennsylvania Economic Development
Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) TOB VRDO	0.300%	12/7/10 LOC	9,995	9,995
Pennsylvania Economic Development
Financing Authority Exempt Facilities Revenue
(PSEG Power LLC Project) VRDO	0.320%	12/7/10 LOC	28,000	28,000
Pennsylvania Economic Development
Financing Authority Exempt Facilities Revenue
(York Water Co. Project) VRDO	0.330%	12/7/10 LOC	5,000	5,000
Pennsylvania Economic Development
Financing Authority Revenue
(Wenger’s Feed Mill) VRDO	0.520%	12/7/10 LOC	5,670	5,670
Pennsylvania Economic Development
Financing Authority Revenue
(Wenger’s Feed Mill) VRDO	0.520%	12/7/10 LOC	5,190	5,190
1 Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB PUT	0.480%	8/18/11	7,495	7,495
1 Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.310%	12/7/10 (13)	9,900	9,900
Pennsylvania GO	5.250%	2/1/11	3,300	3,327
Pennsylvania GO	2.000%	2/15/11	8,045	8,074
Pennsylvania GO	5.000%	3/1/11	14,735	14,902
Pennsylvania GO	2.000%	5/1/11	37,905	38,171
Pennsylvania GO	5.000%	8/1/11	2,500	2,578
Pennsylvania GO	5.000%	10/1/11 (14)(3)	2,500	2,598
Pennsylvania GO	5.000%	11/1/11	1,250	1,303
1 Pennsylvania GO TOB VRDO	0.290%	12/7/10	11,505	11,505
1 Pennsylvania GO TOB VRDO	0.300%	12/7/10	19,320	19,320
1 Pennsylvania GO TOB VRDO	0.300%	12/7/10	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College) PUT	0.380%	2/2/11	12,000	12,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.280%	12/1/10 LOC	29,825	29,825
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for
Indiana University of Pennsylvania
Student Housing) TOB VRDO	0.300%	12/7/10 (10)LOC	11,995	11,995

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for
Indiana University of Pennsylvania
Student Housing) VRDO	0.280%	12/7/10 LOC	40,420	40,420
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.270%	12/7/10 LOC	10,950	10,950
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	2.000%	6/15/11	4,645	4,685
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)
VRDO	0.270%	12/7/10 LOC	8,045	8,045
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)
VRDO	0.260%	12/7/10 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.280%	12/7/10 LOC	5,100	5,100
Pennsylvania Higher Educational Facilities
Authority Revenue (UPMC Health Systems)	6.000%	1/15/11 (Prere.)	5,000	5,084
Pennsylvania Higher Educational Facilities
Authority Revenue (UPMC Health Systems)	6.000%	1/15/11 (Prere.)	35,135	35,729
Pennsylvania Higher Educational Facilities
Authority Revenue (UPMC Health Systems)	6.250%	1/15/11 (Prere.)	3,120	3,173
Pennsylvania Housing Finance Agency
Rental Housing Revenue (Section 8 Assisted)
VRDO	0.350%	12/7/10	11,715	11,715
1 Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue TOB VRDO	0.360%	12/7/10	4,855	4,855
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.250%	12/7/10 LOC	5,320	5,320
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.270%	12/7/10 LOC	8,850	8,850
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.270%	12/7/10 LOC	18,515	18,515
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.270%	12/7/10 LOC	10,000	10,000
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.270%	12/7/10 LOC	11,700	11,700
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.300%	12/7/10 LOC	27,395	27,395
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.300%	12/7/10 LOC	15,420	15,420
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.350%	12/7/10	20,985	20,985
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.350%	12/7/10	10,020	10,020
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.390%	12/7/10	14,975	14,975
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.410%	12/7/10	30,000	30,000
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program) TOB VRDO	0.300%	12/7/10	5,050	5,050
Pennsylvania State University Revenue PUT	0.400%	6/1/11	23,400	23,400

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Pennsylvania State University Revenue
TOB VRDO	0.290%	12/7/10 LOC	48,970	48,970
1 Pennsylvania State University Revenue
TOB VRDO	0.300%	12/7/10	6,095	6,095
1 Pennsylvania State University Revenue
TOB VRDO	0.300%	12/7/10	5,500	5,500
1 Pennsylvania State University Revenue
TOB VRDO	0.310%	12/7/10	3,280	3,280
Pennsylvania State University Revenue VRDO	0.260%	12/7/10	9,550	9,550
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.290%	12/7/10 (4)	10,000	10,000
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.400%	12/7/10 (12)	4,325	4,325
1 Philadelphia PA Airport Revenue TOB VRDO	0.500%	12/7/10 (4)	7,000	7,000
Philadelphia PA Airport Revenue VRDO	0.280%	12/7/10 LOC	70,615	70,615
Philadelphia PA Authority
Industrial Development Revenue
(Girard Estate Aramark Project) VRDO	0.290%	12/7/10 LOC	11,250	11,250
Philadelphia PA Authority
Industrial Development Revenue
(Greater Philadelphia Health Action Project)
VRDO	0.560%	12/7/10 LOC	8,635	8,635
Philadelphia PA Authority
Industrial Development Revenue
(Inglis House Project) VRDO	0.280%	12/7/10	10,500	10,500
Philadelphia PA Gas Works Revenue	5.250%	8/1/11 (Prere.)	8,000	8,265
Philadelphia PA Gas Works Revenue VRDO	0.280%	12/7/10 LOC	21,100	21,100
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	4,775	4,841
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	9,155	9,281
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	2,135	2,165
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	7,460	7,565
Philadelphia PA Hospitals &
Higher Education Facilities Authority
Hospital Revenue (Children’s Hospital of
Philadelphia Project) VRDO	0.270%	12/1/10	6,640	6,640
Philadelphia PA Hospitals &
Higher Education Facilities Authority
Hospital Revenue (Children’s Hospital of
Philadelphia Project) VRDO	0.270%	12/1/10	16,800	16,800
Philadelphia PA Hospitals &
Higher Education Facilities Authority
Hospital Revenue (Children’s Hospital of
Philadelphia Project) VRDO	0.270%	12/1/10	22,780	22,780
Philadelphia PA Hospitals &
Higher Education Facilities Authority
Hospital Revenue (Children’s Hospital of
Philadelphia Project) VRDO	0.270%	12/1/10	4,000	4,000
1 Philadelphia PA Hospitals &
Higher Education Facilities Authority Revenue
(Wills Eye Hospital Project) VRDO	0.300%	12/7/10 LOC	11,115	11,115
1 Philadelphia PA Industrial Development Authority
Lease Revenue (Fox Chase Cancer Center)
TOB VRDO	0.300%	12/7/10 LOC	22,800	22,800
Philadelphia PA Industrial Development Authority
Lease Revenue VRDO	0.300%	12/7/10 LOC	74,100	74,100

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Industrial Development Authority
Revenue (William Penn Charter School) VRDO	0.280%	12/7/10 LOC	4,800	4,800
Philadelphia PA School District GO	5.750%	2/1/11 (Prere.)	7,420	7,486
Philadelphia PA School District GO	5.750%	2/1/11 (Prere.)	6,415	6,472
Philadelphia PA School District GO VRDO	0.250%	12/7/10 LOC	44,700	44,700
Philadelphia PA School District GO VRDO	0.300%	12/7/10 LOC	6,400	6,400
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.300%	12/7/10 (4)	6,500	6,500
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.310%	12/7/10 (13)	45,210	45,210
Philadelphia PA Water & Waste Water Revenue
VRDO	0.280%	12/7/10 LOC	9,630	9,630
Ridley PA School District GO VRDO	0.300%	12/7/10 LOC	10,070	10,070
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,168
South Fork PA Hospital Authority Hospital Revenue
(Conemaugh Valley Memorial Hospital Project)
VRDO	0.330%	12/7/10 LOC	25,275	25,275
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.310%	12/7/10	9,970	9,970
Southeastern Pennsylvania Transportation
Authority Revenue VRDO	0.280%	12/1/10 LOC	17,800	17,800
St. Mary’s Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.340%	12/7/10	24,200	24,200
State Public School Building Authority
Pennsylvania School Revenue
(City of Harrisburg School District Project) VRDO	0.300%	12/7/10 LOC	24,645	24,645
State Public School Building Authority
Pennsylvania School Revenue
(North Allegheny School District Project) VRDO	0.270%	12/7/10	18,140	18,140
Temple University of the Commonwealth System
of Higher Education Pennsylvania University
Funding Obligation RAN	1.500%	4/6/11	60,000	60,223
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.270%	12/7/10	5,265	5,265
University of Pittsburgh of the
Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	2.000%	5/31/11	25,000	25,190
University of Pittsburgh PA Revenue CP	0.300%	12/9/10	7,250	7,250
1 University of Pittsburgh PA Revenue TOB VRDO	0.300%	12/7/10	6,660	6,660
1 University of Pittsburgh PA Revenue TOB VRDO	0.300%	12/7/10	5,395	5,395
1 University of Pittsburgh PA Revenue TOB VRDO	0.310%	12/7/10	6,665	6,665
Upper St. Clair Township PA GO VRDO	0.290%	12/7/10 (4)	25,030	25,030
Washington County PA
Hospital Authority Revenue
(Washington Hospital Project) VRDO	0.280%	12/7/10 LOC	9,460	9,460
Wilkes-Barre PA Finance Authority
College Revenue (King’s College Project) VRDO	0.280%	12/7/10 LOC	10,455	10,455
York County PA Industrial Development Authority
Revenue (Crescent Industries Inc. Project) VRDO	0.400%	12/7/10 LOC	4,535	4,535
				2,923,795

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Puerto Rico (2.9%)
1	Puerto Rico Housing Finance Authority Revenue
	TOB VRDO	0.300%	12/7/10	2,500	2,500
1	Puerto Rico Industrial Medical &
	Environmental Pollution Control Facilities
	Financing Authority Revenue
	(Abbott Laboratories Project) PUT	0.950%	3/1/11	8,280	8,280
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.280%	12/7/10	21,945	21,945
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.300%	12/7/10	600	600
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.300%	12/7/10	7,500	7,500
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.350%	12/7/10	45,900	45,900
					86,725
Total Tax-Exempt Municipal Bonds (Cost $3,010,520)					3,010,520
Other Assets and Liabilities (-0.1%)
Other Assets					19,651
Liabilities					(23,206)
					(3,555)
Net Assets (100%)
Applicable to 3,007,042,382 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					3,006,965
Net Asset Value Per Share					$1.00

At November 30, 2010, net assets consisted of:
					Amount
					($000)
Paid-in Capital					3,007,111
Undistributed Net Investment Income					—
Accumulated Net Realized Losses					(146)
Net Assets					3,006,965

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $732,630,000, representing 24.4% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	8,868
Total Income	8,868
Expenses
The Vanguard Group—Note B
Investment Advisory Services	671
Management and Administrative	3,555
Marketing and Distribution	964
Custodian Fees	24
Auditing Fees	21
Shareholders’ Reports	15
Trustees’ Fees and Expenses	5
Total Expenses	5,255
Net Investment Income	3,613
Realized Net Gain (Loss) on Investment Securities Sold	(15)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,598

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,613	18,722
Realized Net Gain (Loss)	(15)	54
Net Increase (Decrease) in Net Assets Resulting from Operations	3,598	18,776
Distributions
Net Investment Income	(3,613)	(18,722)
Realized Capital Gain	—	—
Total Distributions	(3,613)	(18,722)
Capital Share Transactions (at $1.00)
Issued	1,931,518	2,221,250
Issued in Lieu of Cash Distributions	3,486	18,014
Redeemed	(2,256,037)	(2,778,001)
Net Increase (Decrease) from Capital Share Transactions	(321,033)	(538,737)
Total Increase (Decrease)	(321,048)	(538,683)
Net Assets
Beginning of Period	3,328,013	3,866,696
End of Period	3,006,965	3,328,013

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.005	.024	.036	.033
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.005	.024	.036	.033
Distributions
Dividends from Net Investment Income	(.001)	(.005)	(.024)	(.036)	(.033)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.005)	(.024)	(.036)	(.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.12%	0.50%	2.42%	3.64%	3.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,007	$3,328	$3,867	$4,167	$3,390
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%[2]	0.11%[2]	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.12%	0.51%	2.39%	3.57%	3.27%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $518,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2010

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VPAIX		VPALX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	3.27%		3.35%

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	493	8,595	46,372
Yield to Maturity
(before expenses)	3.5%	3.3%	3.5%
Average Coupon	4.8%	4.9%	5.0%
Average Duration	7.0 years	7.3 years	8.4 years
Average Effective
Maturity	8.2 years	9.9 years	13.4 years
Short-Term
Reserves	3.8%	—	—

Volatility Measures
	Barclays
	10 Year	Barclays
	Municipal	Municipal
	Index	Bond Index
R-Squared	0.90	0.99
Beta	0.89	0.96

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	7.2%
1 - 3 Years	12.3
3 - 5 Years	12.6
5 - 10 Years	50.6
10 - 20 Years	6.8
20 - 30 Years	9.4
Over 30 Years	1.1

Distribution by Credit Quality (% of portfolio)
AAA	3.7%
AA	56.1
A	30.3
BBB	7.0
BB	0.3
Not Rated	2.6

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pennsylvania Long-Term Tax-Exempt
Fund Investor Shares	4.28%	4.00%	4.88%	$16,110
Barclays Capital Municipal Bond Index	4.76	4.67	5.30	16,754
Barclays Capital 10 Year Municipal
Bond Index	5.51	5.40	5.57	17,200
Pennsylvania Municipal Debt Funds
Average	4.49	3.35	4.25	15,162

Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

		Average Annual Total Returns
		Periods Ended November 30, 2010

			Since	Final Value
	One	Five	Inception	of a $50,000
	Year	Years	(5/14/2001)	Investment
Pennsylvania Long-Term
Tax-Exempt Fund Admiral Shares	4.36%	4.08%	4.74%	$77,795
Barclays Capital Municipal Bond
Index	4.76	4.67	5.09	80,327
Barclays Capital 10 Year Municipal
Bond Index	5.51	5.40	5.39	82,557
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010
				Barclays
				10 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	5.33%	3.46%	8.79%	8.22%
2002	4.99	1.50	6.49	6.67
2003	4.62	2.68	7.30	6.88
2004	4.59	-1.27	3.32	4.03
2005	4.54	-1.44	3.10	3.01
2006	4.72	1.58	6.30	6.17
2007	4.50	-2.20	2.30	3.51
2008	4.19	-8.67	-4.48	-0.42
2009	4.67	7.65	12.32	12.67
2010	4.10	0.18	4.28	5.51

Pennsylvania Long-Term Tax-Exempt Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	5.13%	4.42%	4.66%	0.70%	5.36%
Admiral Shares	5/14/2001	5.22	4.50	4.67[1]	0.41[1]	5.08[1]
1 Return since inception.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
Pennsylvania (98.1%)
Abington PA School District GO	5.000%	4/1/32 (4)	6,495	6,600
Allegheny County PA GO	5.250%	5/1/11 (Prere.)	3,000	3,063
Allegheny County PA GO	5.500%	5/1/11 (Prere.)	445	454
Allegheny County PA GO	5.750%	5/1/11 (Prere.)	730	746
Allegheny County PA GO	5.750%	11/1/11 (14)	995	1,015
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,645	2,876
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,000	2,174
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,880	3,131
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	3,725	4,050
Allegheny County PA GO	5.500%	11/1/14 (14)	605	616
Allegheny County PA GO	5.375%	11/1/16 (14)	4,100	4,369
Allegheny County PA GO	5.375%	11/1/17 (14)	3,600	3,828
Allegheny County PA GO	5.000%	11/1/29	5,000	5,178
Allegheny County PA GO	5.000%	11/1/32 (4)	3,500	3,545
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University)	5.125%	3/1/32	3,000	3,017
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	6/15/13	2,000	2,175
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	6/15/14	1,500	1,665
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	9/1/14	25,000	27,886
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	6/15/15	2,000	2,240
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/18	7,000	7,860
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	6/15/18	7,000	7,404
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	6.000%	7/1/23 (14)	5,745	6,662

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	6.000%	7/1/26 (14)	4,625	5,300
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	6.000%	7/1/27 (14)	9,325	10,664
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.375%	8/15/29	4,000	4,122
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.625%	8/15/39	10,800	11,041
Allegheny County PA Industrial Development
Authority Health Care Revenue
(Vincentian Collaborative System) VRDO	0.280%	12/7/10 LOC	7,725	7,725
Allegheny County PA Port Authority Revenue	5.375%	3/1/12 (14)	4,965	5,068
Allegheny County PA Port Authority Revenue	5.500%	3/1/14 (14)	2,355	2,400
Allegheny County PA Port Authority Revenue	5.500%	3/1/16 (14)	1,500	1,529
Allegheny County PA Port Authority Revenue	5.500%	3/1/17 (14)	2,750	2,802
Allegheny County PA
Sanitation Authority Sewer Revenue	5.500%	12/1/10 (14)(Prere.)	6,880	6,950
Allegheny County PA
Sanitation Authority Sewer Revenue	6.000%	12/1/10 (14)	1,500	1,500
Allegheny County PA
Sanitation Authority Sewer Revenue	6.000%	12/1/11 (14)	1,490	1,505
Allegheny County PA
Sanitation Authority Sewer Revenue	5.750%	12/1/12 (14)	1,180	1,192
Allegheny County PA
Sanitation Authority Sewer Revenue	5.375%	12/1/16 (14)	3,545	3,680
Allegheny County PA
Sanitation Authority Sewer Revenue	5.500%	12/1/16 (ETM)	11,295	12,544
Allegheny County PA
Sanitation Authority Sewer Revenue	5.375%	12/1/18 (14)	15,000	15,471
Allegheny County PA
Sanitation Authority Sewer Revenue	5.000%	12/1/24 (14)	6,000	6,077
Allegheny County PA
Sanitation Authority Sewer Revenue	5.000%	6/1/26 (4)	4,925	5,126
Allegheny County PA
Sanitation Authority Sewer Revenue	5.000%	6/1/30 (4)	3,500	3,589
Allegheny County PA
Sanitation Authority Sewer Revenue	5.500%	12/1/30 (14)	2,150	2,172
Allegheny County PA
Sanitation Authority Sewer Revenue	5.000%	12/1/32 (14)	12,000	11,874
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	1,500	1,606
Annville Cleona PA School District GO	6.000%	3/1/31 (4)	2,475	2,624
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project)
PUT	3.000%	4/2/12	7,000	7,054
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	3,959
Berks County PA GO	0.000%	11/15/13 (14)	7,250	6,927
Berks County PA GO	0.000%	11/15/14 (14)	8,615	7,993
Berks County PA GO	0.000%	11/15/15 (14)	6,250	5,604
Berks County PA
Municipal Authority Hospital Revenue
(Reading Hospital & Medical Center Project)	5.700%	10/1/14 (14)	3,160	3,418

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,632
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	4,797
Bethlehem PA Area School District GO	5.375%	3/15/12 (Prere.)	7,500	7,969
Blair County PA
Hospital Authority Hospital Revenue
(Altoona Hospital Project)	5.500%	7/1/16 (2)	4,480	4,829
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	13,520
Bristol Borough PA School District GO	5.250%	9/1/15 (Prere.)	3,635	4,271
Bucks County PA
Industrial Development Authority Revenue
(Pennswood Village Project)	6.000%	10/1/12 (Prere.)	2,600	2,855
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,550	1,644
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,635	1,734
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,725	1,830
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,820	1,930
Catholic Health East Pennsylvania
Health Systems Revenue	5.375%	11/15/14 (Prere.)	3,000	3,462
Catholic Health East Pennsylvania
Health Systems Revenue	5.500%	11/15/14 (Prere.)	1,400	1,623
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	3,785	4,056
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	2,400	2,572
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	1,500	1,607
Central Bucks PA School District GO	5.000%	5/15/24	11,750	12,737
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)	3,805	3,918
Chester County PA GO	5.000%	7/15/26	4,345	4,674
1 Chester County PA GO	5.000%	7/15/27	5,000	5,351
Chester County PA Health &
Education Facilities Authority Revenue
(Devereux Foundation)	5.000%	11/1/31	4,500	4,270
Chester County PA Health &
Education Facilities Authority Revenue
(Jefferson Health System)	5.000%	5/15/31	2,720	2,749
Chester County PA Health &
Education Facilities Authority Revenue
(Jefferson Health System)	5.000%	5/15/40	30,485	30,022
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,768
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,031
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,608
Clarion County PA
Industrial Development
Authority Revenue
(Clarion University Foundation Inc.
Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,327
Clarion County PA
Industrial Development Authority Revenue
(Clarion University Foundation Inc.
Student Housing Project)	5.000%	7/1/37 (10)	6,360	5,364
Coatesville PA School District GO	5.250%	8/15/14 (Prere.)	6,645	7,648
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	14,216
Cumberland County PA Municipal Authority
Retirement Community Revenue
(Wesley Affiliated Services Inc.)	7.250%	1/1/13 (Prere.)	7,360	8,419

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cumberland County PA
Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)	5.000%	1/1/27	2,700	2,444
Cumberland County PA
Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)	5.000%	1/1/36	6,750	5,771
Cumberland County PA
Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)	6.375%	1/1/39	2,000	2,027
Dallas PA School District GO	5.000%	4/1/29 (11)	5,820	5,905
Danville PA Area School District GO	5.000%	5/1/37 (4)	7,970	8,031
Dauphin County PA
General Authority Health System Revenue
(Pinnacle Health System Project)	5.500%	8/15/28 (ETM)	9,415	11,505
Dauphin County PA
General Authority Health System Revenue
(Pinnacle Health System Project)	6.000%	6/1/36	15,000	15,453
Dauphin County PA
General Authority Hospital Revenue
(Western Pennsylvania Hospital Project)	5.500%	7/1/13 (ETM)	3,155	3,360
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated Group)	5.300%	12/1/27	8,905	7,667
Delaware County PA Authority Hospital Revenue
(Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	3,977
Delaware County PA Authority University Revenue
(Villanova University)	5.000%	8/1/24 (14)	4,000	4,144
Delaware County PA Authority University Revenue
(Villanova University)	5.000%	12/1/26	1,000	1,050
Delaware County PA Authority University Revenue
(Villanova University)	5.000%	12/1/28	1,000	1,036
Delaware County PA Authority University Revenue
(Villanova University)	5.250%	12/1/31	600	628
Delaware County PA GO	5.000%	10/1/13	2,900	3,232
Delaware County PA GO	5.000%	10/1/14	3,905	4,452
Delaware County PA GO	5.000%	10/1/16	3,240	3,808
Delaware County PA Industrial Development
Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	13,000	13,560
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.360%	12/7/10	3,000	3,000
Delaware County PA Regional Water
Quality Control Authority Revenue	5.500%	11/1/11 (Prere.)	2,405	2,519
Delaware County PA Regional Water
Quality Control Authority Revenue	5.500%	11/1/11 (Prere.)	2,685	2,812
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/19 (14)	1,645	1,822
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	4,835	5,582
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/20 (14)	1,735	1,905
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	5,845
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/21 (14)	1,825	1,984

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/22 (14)	1,920	2,042
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/23 (14)	2,020	2,134
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.700%	1/1/23 (4)	8,345	8,356
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,123
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/20 (12)	5,060	5,374
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/21 (12)	3,000	3,144
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/22 (12)	3,455	3,587
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,310
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,447
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	6,183
Erie PA School District GO	0.000%	9/1/11 (4)	5,780	5,739
Erie PA School District GO	0.000%	5/1/16 (14)(ETM)	3,175	2,827
Erie PA School District GO	0.000%	9/1/18 (4)	830	634
Franklin County PA
Industrial Development Authority Revenue
(Chambersburg Hospital Project)	5.375%	7/1/42	17,500	17,173
Geisinger Health System
Authority of Pennsylvania Revenue
(Penn State Geisinger Health System)	5.125%	6/1/34	5,000	5,064
Geisinger Health System
Authority of Pennsylvania Revenue
(Penn State Geisinger Health System)	5.250%	6/1/39	20,985	21,359
Geisinger Health System
Authority of Pennsylvania Revenue
(Penn State Geisinger Health System) VRDO	0.250%	12/1/10	3,600	3,600
Geisinger Health System
Authority of Pennsylvania Revenue
(Penn State Geisinger Health System) VRDO	2.962%	12/1/10	2,800	2,800
Geisinger Health System
Authority of Pennsylvania Revenue
(Penn State Geisinger Health System) VRDO	3.420%	12/1/10	13,100	13,100
Hazleton PA Area School District GO	5.500%	3/1/11 (14)	3,740	3,784
Hazleton PA Area School District GO	5.750%	3/1/12 (14)	1,420	1,502
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	18,245	20,212
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	3,549
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	3,133
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (3)(Prere.)	5,030	5,873
Indiana County PA Industrial Development
Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)
PUT	3.000%	6/3/13	5,000	5,028
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,987
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,844
Lake Lehman PA School District GO	0.000%	4/1/14 (14)	1,290	1,196
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,156
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,116
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,061

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	763
Lancaster County PA GO	5.500%	11/1/16 (14)	1,025	1,084
Lancaster County PA GO	5.500%	11/1/17 (14)	1,060	1,122
Lancaster County PA GO	5.500%	11/1/18 (14)	1,120	1,182
Lancaster County PA GO	5.500%	11/1/19 (14)	1,175	1,240
Lancaster County PA
Hospital Authority Health System Revenue
(Lancaster General Hospital) VRDO	0.340%	12/1/10 LOC	5,400	5,400
Lancaster County PA
Hospital Authority Revenue
(Lancaster General Hospital)	5.000%	3/15/26	9,205	9,444
Lancaster County PA
Hospital Authority Revenue
(Lancaster General Hospital)	5.000%	3/15/36	12,370	12,160
Lancaster County PA
Hospital Authority Revenue
(Masonic Homes Project) VRDO	0.280%	12/1/10 LOC	5,820	5,820
Lancaster County PA
Hospital Authority Revenue
(Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,015
Lancaster County PA
Hospital Authority Revenue
(Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,042
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall College)	5.000%	4/15/22	1,135	1,195
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall College)	5.000%	4/15/27	2,775	2,846
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall College)	5.000%	4/15/37	4,000	4,002
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.600%	5/1/21	1,635	1,656
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.700%	5/1/31	2,165	2,084
Lebanon County PA Health Facilities Authority
Health Center Revenue
(Good Samaritan Hospital Project)	6.000%	11/15/35	10,500	9,114
Lehigh County PA
General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network)	5.375%	7/1/14 (4)	900	926
Lehigh County PA
General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network)	7.000%	7/1/16 (14)	3,910	4,478
Lehigh County PA
General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/35 (4)	10,000	9,805
Lehigh County PA
General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) VRDO	0.280%	12/1/10 (4)	11,805	11,805
Lehigh County PA Industrial Development
Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.750%	2/15/27 (3)	4,360	4,235
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,372
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,178
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,254
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,360	1,839
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,390	1,749

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,661
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,135
Lycoming County PA
Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,601
Lycoming County PA
Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	6,790
McKeesport PA Area School District GO	0.000%	10/1/11 (14)	1,835	1,820
McKeesport PA Area School District GO	0.000%	10/1/14 (14)	2,040	1,878
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,796
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	3,882
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	340
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	1,990
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	1,900
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	2,752
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	5,918
Montgomery County PA GO	5.000%	10/15/28	13,235	14,078
Montgomery County PA GO	5.000%	10/15/31	6,450	6,781
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,000	5,014
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.125%	6/1/33	13,545	13,132
Montgomery County PA
Higher Education & Health Authority Revenue
(Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,510
Montgomery County PA
Higher Education & Health Authority Revenue
(Dickinson College)	5.000%	5/1/31 (11)	5,750	5,801
Montgomery County PA
Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.250%	1/1/36	17,500	14,886
Montgomery County PA
Industrial Development Authority Revenue
(Hill School)	5.000%	8/15/25 (14)	6,500	6,720
Montgomery County PA
Industrial Development Authority Revenue
(Hill School)	5.000%	8/15/26 (14)	3,550	3,652
Montgomery County PA
Industrial Development Authority Revenue
(Hill School)	5.000%	8/15/27 (14)	3,300	3,378
Montgomery County PA
Industrial Development Authority Revenue
(New Regional Medical Center Project)	5.250%	8/1/33	7,000	7,086
Montgomery County PA
Industrial Development Authority Revenue
(New Regional Medical Center Project)	5.375%	8/1/38	10,000	10,138
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,180
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	9,280	10,147

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	5,649
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,130
Northampton County PA
General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.375%	8/15/28	6,675	6,588
Northampton County PA
General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,457
Northampton County PA
General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/40	5,000	4,802
Northampton County PA
General Purpose Authority University Revenue
(Lehigh University)	5.000%	11/15/39	2,595	2,625
Owen J. Roberts School District Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,599
Owen J. Roberts School District Pennsylvania GO	5.000%	5/15/31 (4)	8,000	8,199
Owen J. Roberts School District Pennsylvania GO	5.000%	5/15/35 (4)	5,000	5,074
Parkland PA School District GO	5.375%	9/1/15 (14)	3,050	3,564
Parkland PA School District GO	5.375%	9/1/16 (14)	2,000	2,370
Pennsbury PA School District GO	5.250%	8/1/24 (4)	9,135	9,857
Pennsylvania Economic Development
Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project)	7.000%	7/15/39	7,000	7,703
Pennsylvania Economic Development
Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,500	8,425
Pennsylvania Economic Development
Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,570	5,521
Pennsylvania Economic Development
Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,500	4,460
Pennsylvania Economic Development
Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	7,500	7,109
Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(American Water Co. Project)	6.200%	4/1/39	5,000	5,327
Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,507
Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,407
Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	8,981
Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	12/1/43	7,500	7,535
Pennsylvania GO	5.000%	8/1/13	12,480	13,843
Pennsylvania GO	5.000%	9/1/13	1,200	1,335
Pennsylvania GO	5.500%	2/1/14 (14)	2,000	2,274
Pennsylvania GO	5.000%	2/15/14	4,930	5,534
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	11,389
Pennsylvania GO	5.250%	7/1/15	15,000	17,520

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	2/15/16	24,420	28,477
Pennsylvania GO	5.000%	3/15/16	11,855	13,843
Pennsylvania GO	5.000%	4/15/16	18,690	21,852
Pennsylvania GO	5.375%	7/1/16 (14)	3,025	3,608
Pennsylvania GO	5.000%	8/1/16	5,000	5,871
Pennsylvania GO	5.000%	5/1/17	30,000	35,345
Pennsylvania GO	5.000%	7/1/17	16,000	18,884
Pennsylvania GO	5.000%	8/1/17	10,000	11,812
Pennsylvania GO	5.000%	11/1/17	2,000	2,368
Pennsylvania GO	5.000%	11/1/17 (Prere.)	3,500	4,209
Pennsylvania GO	5.000%	2/15/18	12,745	15,007
Pennsylvania GO	5.000%	5/1/18	30,000	35,386
Pennsylvania GO	5.000%	5/1/19	18,520	21,817
Pennsylvania GO	5.000%	7/1/19	52,695	62,103
Pennsylvania GO	5.375%	7/1/19 (14)	4,915	5,933
Pennsylvania GO	5.000%	7/1/20	2,500	2,937
Pennsylvania GO	5.375%	7/1/21	16,000	19,167
Pennsylvania GO	5.000%	1/1/22	18,055	19,524
Pennsylvania GO	5.000%	8/1/22	33,825	37,158
Pennsylvania Higher Education
Assistance Agency Revenue	6.125%	12/15/10 (14)(Prere.)	2,000	2,005
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.250%	12/1/12 (2)	11,120	12,030
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	14,170	14,272
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	4,943
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	9,461
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for
Indiana University of Pennsylvania
Student Housing)	0.644%	7/1/17 (10)	5,690	4,966
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for
Indiana University of Pennsylvania
Student Housing)	5.125%	7/1/39 (10)	10,000	8,980
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,664
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,736
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,678
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,297
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) PUT	5.000%	5/1/11 LOC	9,025	9,123
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.280%	12/7/10 LOC	5,765	5,765
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	2,984
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	3,250	2,885
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.125%	6/1/25	3,500	3,340

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/32	6,350	5,873
Pennsylvania Higher Educational
Facilities Authority Revenue
(Slippery Rock University Foundation)	5.000%	7/1/31 (10)	10,460	9,473
Pennsylvania Higher Educational
Facilities Authority Revenue
(Slippery Rock University Foundation)	5.000%	7/1/37 (10)	3,500	3,084
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	3,994
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,000	4,924
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	12,200	12,979
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,408
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.375%	1/1/13 (Prere.)	4,435	4,835
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39 (2)	9,000	8,851
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/40	1,000	1,006
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/17	3,420	4,031
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/27	1,000	1,085
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	1,690	1,820
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/29	1,600	1,707
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/30	1,200	1,272
Pennsylvania Higher Educational
Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/18	1,375	1,544
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,138
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/25 (12)	2,285	2,407
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/27 (12)	1,800	1,867
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/37 (12)	5,745	5,756
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,397
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,192
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	2,907
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/39	3,000	2,725

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,068
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	2,754
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,192
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.125%	10/1/25	1,500	1,466
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.800%	4/1/28	8,000	8,017
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.500%	10/1/30	1,500	1,419
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	5.400%	10/1/33	665	690
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.750%	10/1/39	5,000	4,810
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/12 (Prere.)	575	624
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/17 (2)	7,000	7,377
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (2)	7,630	8,003
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/19 (2)	10,040	10,483
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20 (2)	4,495	4,675
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/21 (2)	8,130	8,430
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	20,000	21,795
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/20	6,000	6,860
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/21	2,000	2,249
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/22	3,230	3,589
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,127
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	18,305	18,166
2 Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)
TOB VRDO	0.400%	12/7/10 (4)	12,895	12,895
Pennsylvania State University Revenue	5.250%	8/15/12	5,980	6,450
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,407
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,253
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,333
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,210
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	6,269
Pennsylvania State University Revenue	5.000%	3/1/26	3,300	3,598

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,075
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,908
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,615
Pennsylvania State University Revenue	5.000%	9/1/34	6,325	6,503
Pennsylvania State University Revenue	5.000%	3/1/40	6,000	6,188
Pennsylvania State University Revenue VRDO	0.260%	12/7/10	28,000	28,000
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,745
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,096
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,058
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (2)(Prere.)	1,505	1,568
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (2)(Prere.)	2,500	2,604
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (2)(Prere.)	1,000	1,042
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/12 (12)	2,015	2,073
Pennsylvania Turnpike Commission Revenue	5.625%	6/1/12 (14)	9,000	9,292
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/13 (12)	2,500	2,600
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/14 (12)	1,565	1,683
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	11,375	12,711
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	17,913
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/27 (4)	4,000	4,358
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	13,358
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	9,375	10,152
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	18,372
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	16,172
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	18,577
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	12,558
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	19,595	21,401
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	7,592
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	20,000	19,790
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	49,205	49,607
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	22,000	23,023
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	7,307
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	12,000	12,103
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/13	3,260	3,532
Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24 (2)	1,045	1,046
Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,203
Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29	5,975	5,971
Philadelphia PA Airport Revenue	5.000%	6/15/17	1,000	1,127
Philadelphia PA Airport Revenue	5.000%	6/15/19	3,120	3,470
Philadelphia PA Airport Revenue	5.000%	6/15/20	4,670	5,133
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,175
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,244
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	8,852
Philadelphia PA Gas Works Revenue	5.250%	7/1/11 (4)	3,965	3,980
Philadelphia PA Gas Works Revenue	5.375%	7/1/12 (4)	4,000	4,014
Philadelphia PA Gas Works Revenue	5.375%	7/1/14 (4)	4,310	4,323
Philadelphia PA Gas Works Revenue	5.375%	7/1/16 (4)	13,280	15,221
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,305
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,224
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,273
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	2,783
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,289
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,504
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,066

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,227
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,335
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	3,937
Philadelphia PA Hospitals &
Higher Education Facilities Authority
Hospital Revenue (Temple University
Health System Obligated Group)	5.500%	7/1/30	5,000	4,654
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,429
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	9,996
Philadelphia PA Redevelopment Authority Revenue	5.500%	4/15/15 (14)	3,000	3,166
Philadelphia PA Redevelopment Authority Revenue	5.500%	4/15/17 (14)	2,255	2,361
Philadelphia PA Redevelopment Authority Revenue	5.500%	4/15/19 (14)	2,815	2,923
Philadelphia PA Redevelopment Authority Revenue	5.500%	4/15/20 (14)	2,000	2,069
Philadelphia PA Redevelopment Authority Revenue	5.500%	4/15/22 (14)	5,275	5,431
Philadelphia PA School District GO	5.250%	2/1/12 (4)	1,000	1,052
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,056
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	1,800	1,901
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,640
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,112
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,112
Philadelphia PA School District GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,081
Philadelphia PA School District GO	5.625%	8/1/12 (3)(Prere.)	6,500	7,026
Philadelphia PA School District GO	5.625%	8/1/12 (3)(Prere.)	6,000	6,486
Philadelphia PA School District GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,081
Philadelphia PA School District GO	5.625%	8/1/12 (3)(Prere.)	3,500	3,783
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,147
Philadelphia PA School District GO	6.000%	9/1/38	20,000	21,205
Philadelphia PA Water & Waste Water Revenue	7.000%	6/15/11 (14)	17,685	18,243
Philadelphia PA Water & Waste Water Revenue	6.250%	8/1/11 (14)	3,750	3,877
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	10,000	11,307
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/16 (14)	5,040	5,390
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/17 (14)	5,460	5,854
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,096
Philadelphia PA Water & Waste Water Revenue	5.375%	11/1/19 (14)	4,155	4,435
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,146
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,037
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	6,000	6,119
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,010
Pittsburgh PA GO	5.500%	3/1/12 (Prere.)	2,015	2,140
Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	5,857
Pittsburgh PA GO	5.500%	9/1/14 (2)	8,415	8,991
Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,194
Pittsburgh PA School District GO	5.375%	9/1/14 (4)	1,755	1,974
Pittsburgh PA School District GO	5.500%	9/1/16 (4)	4,000	4,649
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,366
Pittsburgh PA Water & Sewer Authority Revenue	5.125%	6/1/12 (Prere.)	3,000	3,204
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	12,170	13,727
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (3)(ETM)	1,935	861
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	4,142
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/28 (ETM)	1,365	571
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (ETM)	4,725	1,865
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	20,000	6,678
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	9,000	9,120
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	974
Radnor Township PA School District GO	5.000%	2/15/35 (4)	1,665	1,696
Reading PA School District GO	0.000%	1/15/15 (14)	9,260	7,541

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Reading PA School District GO	0.000%	1/15/16 (14)	9,270	7,122
Reading PA School District GO	5.000%	1/15/29 (4)	6,120	6,287
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	2,225	2,368
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,480	1,582
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,425	1,524
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,515	1,620
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	2,390	2,555
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,850	1,978
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/13	520	544
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/14	500	522
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/15	530	552
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/16	835	866
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/17	1,725	1,786
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	6.250%	12/1/18	650	671
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	5.750%	12/1/21	775	792
Sayre PA Health Care Facilities Authority Revenue
(Guthrie Health Care System)	5.875%	12/1/31	2,840	2,871
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,867
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,439
Scranton-Lackawanna PA Health &
Welfare Authority Revenue
(University of Scranton)	5.000%	11/1/32 (10)	3,850	3,845
Shamokin-Coal Township PA
Joint Sewer Authority Sewer Revenue	5.000%	7/1/30 (4)	5,700	5,789
Shamokin-Coal Township PA
Joint Sewer Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,500
Snyder County PA Higher Education Authority
University Revenue
(Susquehanna University Project)	5.000%	1/1/30 (11)	5,000	5,031
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,472
South Fork PA Hospital Authority Hospital Revenue
(Conemaugh Valley Memorial Hospital Project)	5.750%	7/1/18 (6)	7,000	7,343
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	21,999
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,380
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,195
Southeastern Pennsylvania Transportation
Authority Revenue VRDO	0.280%	12/1/10 LOC	14,100	14,100
State Public School Building Authority
Pennsylvania School Revenue
(Philadelphia School District Project)	5.250%	6/1/13 (4)(Prere.)	9,280	10,308

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Swarthmore Borough Authority PA
College Revenue	5.000%	9/15/30	21,000	21,887
Uniontown PA Area School District GO	5.500%	10/1/12 (4)(Prere.)	9,950	10,833
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	6,642
University of Pittsburgh of the
Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,419
University of Pittsburgh of the
Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/29	14,000	15,156
University of Pittsburgh of the
Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/34	10,100	10,659
Warwick PA School District GO	5.375%	8/15/11 (3)(Prere.)	2,435	2,523
Warwick PA School District GO	5.375%	8/15/11 (3)(Prere.)	2,570	2,662
Washington County PA Hospital Authority Revenue
(Washington Hospital Project)	5.125%	7/1/11 (2)(ETM)	330	339
Washington County PA Hospital Authority Revenue
(Washington Hospital Project)	5.125%	7/1/11 (2)	1,510	1,548
Washington County PA Hospital Authority Revenue
(Washington Hospital Project)	5.125%	7/1/12 (2)	1,935	2,001
Washington County PA Hospital Authority Revenue
(Washington Hospital Project)	5.250%	7/1/13 (2)	2,035	2,129
Washington County PA Hospital Authority Revenue
(Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,735
Washington County PA Hospital Authority Revenue
(Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,407
Washington County PA Hospital Authority Revenue
(Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,562
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	7,806
West Cornwall Township PA
Municipal Authority College Revenue
(Elizabethtown College Project)	6.000%	12/15/11 (Prere.)	2,650	2,803
West Cornwall Township PA
Municipal Authority College Revenue
(Elizabethtown College Project)	6.000%	12/15/11 (Prere.)	2,000	2,116
West Jefferson Hills PA School District GO	5.200%	8/1/11 (4)(Prere.)	1,020	1,053
West Jefferson Hills PA School District GO	5.200%	8/1/11 (4)(Prere.)	1,080	1,115
West Jefferson Hills PA School District GO	5.200%	8/1/17 (4)	935	962
West Jefferson Hills PA School District GO	5.200%	8/1/18 (4)	980	1,006
Westmoreland County PA
Industrial Development Authority Revenue
(Excela Health Project)	5.125%	7/1/30	1,200	1,165
Westmoreland County PA
Municipal Authority Revenue	5.250%	8/15/15 (4)(Prere.)	3,490	4,097
Westmoreland County PA
Municipal Authority Revenue	6.125%	7/1/17 (14)(ETM)	6,890	8,052
Westmoreland County PA
Municipal Authority Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,369
Westmoreland County PA
Municipal Authority Service Water Revenue	0.000%	8/15/23 (14)	5,000	2,774
Westmoreland County PA
Municipal Authority Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,011
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	999

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	1,990	1,945
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,080
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	2,682
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,065
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,125	5,229
York County PA GO	5.000%	6/1/33 (14)	6,000	6,079
York County PA
Solid Waste & Refuse Authority Revenue	5.500%	12/1/13 (14)	6,750	7,548
York County PA
Solid Waste & Refuse Authority Revenue	5.500%	12/1/14 (14)	4,050	4,622
				2,946,974
Puerto Rico (2.1%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	5,952
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,492
Puerto Rico GO	5.500%	7/1/18 (14)	5,000	5,378
Puerto Rico
Highway & Transportation Authority Revenue	5.500%	7/1/19 (14)	16,000	17,129
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (2)	10,000	10,534
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/30 (3)	14,905	4,289
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/31 (3)	28,695	7,594
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22	4,990	5,224
2 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.300%	12/7/10	1,800	1,800
				63,404
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/12	2,000	2,103
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,813
				3,916
Total Tax-Exempt Municipal Bonds (Cost $2,968,498)				3,014,294
Other Assets and Liabilities (-0.3%)
Other Assets				47,306
Liabilities				(56,962)
				(9,656)
Net Assets (100%)				3,004,638

Pennsylvania Long-Term Tax-Exempt Fund

At November 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	2,976,628
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(17,779)
Unrealized Appreciation (Depreciation)
Investment Securities	45,796
Futures Contracts	(7)
Net Assets	3,004,638

Investor Shares—Net Assets
Applicable to 48,906,045 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	537,270
Net Asset Value Per Share—Investor Shares	$10.99

Admiral Shares—Net Assets
Applicable to 224,597,360 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,467,368
Net Asset Value Per Share—Admiral Shares	$10.99

See Note A in Notes to Financial Statements.
1 Securities with a value of $1,605,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $14,695,000, representing 0.5% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	126,141
Total Income	126,141
Expenses
The Vanguard Group—Note B
Investment Advisory Services	266
Management and Administrative—Investor Shares	1,056
Management and Administrative—Admiral Shares	2,028
Marketing and Distribution—Investor Shares	190
Marketing and Distribution—Admiral Shares	513
Custodian Fees	21
Auditing Fees	27
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	4
Total Expenses	4,130
Net Investment Income	122,011
Realized Net Gain (Loss)
Investment Securities Sold	5,550
Futures Contracts	(2,877)
Realized Net Gain (Loss)	2,673
Change in Unrealized Appreciation (Depreciation)
Investment Securities	470
Futures Contracts	114
Change in Unrealized Appreciation (Depreciation)	584
Net Increase (Decrease) in Net Assets Resulting from Operations	125,268

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,011	113,529
Realized Net Gain (Loss)	2,673	1,200
Change in Unrealized Appreciation (Depreciation)	584	186,329
Net Increase (Decrease) in Net Assets Resulting from Operations	125,268	301,058
Distributions
Net Investment Income
Investor Shares	(26,826)	(27,069)
Admiral Shares	(95,185)	(86,460)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(122,011)	(113,529)
Capital Share Transactions
Investor Shares	(122,798)	18,497
Admiral Shares	300,068	210,421
Net Increase (Decrease) from Capital Share Transactions	177,270	228,918
Total Increase (Decrease)	180,527	416,447
Net Assets
Beginning of Period	2,824,111	2,407,664
End of Period	3,004,638	2,824,111

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.97	$10.19	$11.18	$11.47	$11.32
Investment Operations
Net Investment Income	.446	.456	.483	.505	.513
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.780	(.968)	(.252)	.179
Total from Investment Operations	.466	1.236	(.485)	.253	.692
Distributions
Dividends from Net Investment Income	(.446)	(.456)	(.483)	(.505)	(.513)
Distributions from Realized Capital Gains	—	—	(.022)	(.038)	(.029)
Total Distributions	(.446)	(.456)	(.505)	(.543)	(.542)
Net Asset Value, End of Period	$10.99	$10.97	$10.19	$11.18	$11.47

Total Return[1]	4.28%	12.32%	-4.48%	2.30%	6.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$537	$657	$593	$636	$668
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.01%	4.26%	4.46%	4.50%	4.55%
Portfolio Turnover Rate	18%	14%	24%	14%	17%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.97	$10.19	$11.18	$11.47	$11.32
Investment Operations
Net Investment Income	.455	.464	.491	.513	.522
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.780	(.968)	(.252)	.179
Total from Investment Operations	.475	1.244	(.477)	.261	.701
Distributions
Dividends from Net Investment Income	(.455)	(.464)	(.491)	(.513)	(.522)
Distributions from Realized Capital Gains	—	—	(.022)	(.038)	(.029)
Total Distributions	(.455)	(.464)	(.513)	(.551)	(.551)
Net Asset Value, End of Period	$10.99	$10.97	$10.19	$11.18	$11.47

Total Return	4.36%	12.41%	-4.41%	2.38%	6.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,467	$2,167	$1,815	$1,834	$1,722
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.09%	4.34%	4.53%	4.57%	4.62%
Portfolio Turnover Rate	18%	14%	24%	14%	17%

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pennsylvania Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $543,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,014,294	—
Futures Contracts—Assets[1]	132	—	—
Total	132	3,014,294	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	March 2011	205	44,972	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2010, the fund had available capital loss carryforwards totaling $13,421,000 to offset future net capital gains through November 30, 2016.

The fund had realized losses totaling $4,365,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

Pennsylvania Long-Term Tax-Exempt Fund

At November 30, 2010, the cost of investment securities for tax purposes was $2,972,863,000. Net unrealized appreciation of investment securities for tax purposes was $41,431,000, consisting of unrealized gains of $79,345,000 on securities that had risen in value since their purchase and $37,914,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2010, the fund purchased $692,744,000 of investment securities and sold $526,881,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	182,097	16,401	192,504	18,013
Issued in Lieu of Cash Distributions	19,970	1,798	20,553	1,916
Redeemed	(324,865)	(29,213)	(194,560)	(18,179)
Net Increase (Decrease)—Investor Shares	(122,798)	(11,014)	18,497	1,750
Admiral Shares
Issued	556,316	50,140	415,326	38,761
Issued in Lieu of Cash Distributions	62,565	5,632	58,258	5,429
Redeemed	(318,813)	(28,739)	(263,163)	(24,736)
Net Increase (Decrease)—Admiral Shares	300,068	27,033	210,421	19,454

H. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Pennsylvania Tax-Free Funds and the Shareholders of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund (constituting two separate portfolios of Vanguard Pennsylvania Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 13, 2011

Special 2010 tax information (unaudited) for Vanguard Pennsylvania Tax-Exempt Funds

This information for the fiscal year ended November 30, 2010, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2010	11/30/2010	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,000.62	$0.85
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,009.72	$1.01
Admiral Shares	1,000.00	1,010.13	0.60
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.22	$0.86
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.17%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard tax-exempt money market funds, the Distribution by Credit Quality table was revised to include tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is a security that is eligible for money market funds and has received a short-term rating from the requisite nationally recognized statistical rating organizations in the highest short-term rating category for debt obligations. An unrated security is First Tier if it represents quality comparable to that of a rated security as determined in accordance with SEC Rule 2a-7. A Second Tier security is a security that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings for each issue are obtained from Moody’s Investors Service and Standard & Poor’s, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q770 012011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2010: $48,000
Fiscal Year Ended November 30, 2009: $43,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2010: $3,607,060
Fiscal Year Ended November 30, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2010: $791,350
Fiscal Year Ended November 30, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2010: $336,090
Fiscal Year Ended November 30, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2010: $16,000
Fiscal Year Ended November 30, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2010: $352,090
Fiscal Year Ended November 30, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

            (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
            (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

    (a) Code of Ethics.
    (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, Incorporated by Reference.